Equity - Calculation of proposed dividends (Details) - BRL (R$) R$ in Thousands			12 Months Ended
	May 09, 2018	Dec. 11, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Minimum Mandatory Dividends Payable Computation, Article 26, c), i)
Net income (loss) under statutory book for the year			R$ 318,339	R$ 1,807,433
Legal Reserve 5% - Art. 31, "a" of the Bylaws and Art. 193 of Federal Law 6,404/76			15,917	90,372
Tax Incentive Result (Profit from Exploration) Art. 19 of Decree 1,598/77			288,557	196,604
Dividend distribution base			13,865	1,520,457
Proposed dividends			3,466	380,115
Interest on own capital				(199,835)
Minimum mandatory dividends payable				180,280
Dividends paid			210,205	570,568	R$ 299,926
Minimum Mandatory Dividends Payable Computation, Article 26, c), ii)
Net income (loss) under statutory book for the year			318,339	1,807,433
Financial income			(459,707)	(379,049)	(2,277,924)
Financial expenses			5,302,220	1,397,889	1,156,204
Depreciation/Amortization/Depletion			1,563,223	1,402,778	1,403,518
Fair Value of Biological Assets			(129,187)	192,504	R$ (780,666)
Minimum mandatory dividends - 25%			R$ 3,466	380,115
Interest on own capital				(199,835)
Minimum mandatory dividends payable				180,280
Minimum Mandatory Dividends Payable Computation, Article 26, c), i)
Minimum Mandatory Dividends Payable Computation, Article 26, c), i)
Net income (loss) under statutory book for the year				1,807,433
Legal Reserve 5% - Art. 31, "a" of the Bylaws and Art. 193 of Federal Law 6,404/76				90,372
Tax Incentive Result (Profit from Exploration) Art. 19 of Decree 1,598/77				196,604
Dividend distribution base				1,520,458
Proposed dividends				380,115
Interest on own capital	R$ 199,835			199,835
Withholding Income Tax on interest on own capital				(29,975)
Minimum mandatory dividends payable				210,255
Dividends paid		R$ 380,115
Minimum Mandatory Dividends Payable Computation, Article 26, c), ii)
Net income (loss) under statutory book for the year				1,807,433
Minimum mandatory dividends - 25%				380,115
Interest on own capital	R$ 199,835			199,835
Withholding Income Tax on interest on own capital				(29,975)
Minimum mandatory dividends payable				210,255
Minimum Mandatory Dividends Payable Computation, Article 26 c), ii)
Minimum Mandatory Dividends Payable Computation, Article 26, c), i)
Net income (loss) under statutory book for the year				1,807,433
Proposed dividends				351,513
Interest on own capital				199,835
Withholding Income Tax on interest on own capital				(29,975)
Minimum mandatory dividends payable				181,653
Minimum Mandatory Dividends Payable Computation, Article 26, c), ii)
Net income (loss) under statutory book for the year				1,807,433
Financial income				(379,049)
Financial expenses				1,397,889
Depreciation/Amortization/Depletion				1,402,778
IRPJ and CSLL				431,632
EBITDA				4,660,683
Fair Value of Biological Assets				(192,504)
Other non-recurring adjustments				146,720
Adjusted EBITDA				4,614,899
Sustaining CAPEX				(1,099,771)
Operating Cash Generation - GCO				3,515,128
Minimum mandatory dividends - 25%				351,513
Interest on own capital				199,835
Withholding Income Tax on interest on own capital				(29,975)
Minimum mandatory dividends payable				181,653
Interest on equity, net of Withholding Income Tax				169,860
Difference between the minimum dividend amount previously calculated				R$ 1,373